Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment [abstract]
Property and equipment

9 Property and equipment

Property and equipment by type
	2020	2019
Property in own use	745	757
Equipment	842	940
Right- of- use assets	1,255	1,476
	2,841	3,172

Changes in property in own use
	2020	2019
Opening balance	757	780
Additions	10	5
Transfers to and from Other Assets	57	-1
- Depreciation	-12	-11
- Impairments	-8	-2
- Reversal of impairments	9	6
Amounts recognised in the statement of profit or loss for the year	-12	-7
Revaluations recognised in equity during the year	20	58
Disposals	-63	-72
Exchange rate differences	-24	-7
Closing balance	745	757

Gross carrying amount as at 31 December	1,258	1,279
Accumulated depreciation as at 31 December	-378	-385
Accumulated impairments as at 31 December	-135	-137
Net carrying value as at 31 December	745	757
Revaluation surplus
Opening balance	339	280
Change in the year	-30	59
Closing balance	310	339

ING considers valuations from third party experts in determining the fair values of property in own use.

The purchase costs amounted to EUR 948 million (2019: EUR 940 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 435 million (2019: EUR 417 million) had property in own use been valued at cost instead of at fair value.

Changes in equipment
	Data processing		Fixtures and fittings
	equipment		and other equipment		Total
	2020	2019	2020	2019	2020	2019
Opening balance	307	290	633	589	940	879
Additions	134	149	143	200	277	349
Disposals	-3	-1	-9	-8	-12	-9
Depreciation	-145	-136	-147	-142	-291	-278
Impairments	-1	-0	-7	-1	-9	-1
Exchange rate differences	-10	1	-11	1	-22	2
Changes in the composition of the groupand other changes	-1	3	-41	-5	-42	-3
Closing balance	281	307	561	633	842	940

Gross carrying amount as at 31 December	1,489	1,479	2,297	2,408	3,786	3,886
Accumulated depreciation as at 31 December	-1,207	-1,171	-1,734	-1,774	-2,940	-2,946
Accumulated impairments as at 31 December	-2	-1	-3	-1	-5	-1
Net carrying value as at 31 December	281	307	561	633	842	940

Changes in Right-of-use assets
	Property		Cars		Other leases		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	1,323	n/a	96	n/a	57	n/a	1,476	n/a
Effect of changes in accounting policy due to the implementation of IFRS 16		1,138		70		72		1,280
Additions	94	381	37	65	3	-2	134	444
Depreciation	-213	-211	-43	-40	-19	-12	-275	-262
Impairments	-35						-35
Remeasurements	8	29		1			8	30
Disposals	-13	-18	-1		-1		-14	-19
Exchange rate differences	-32	8	-1		-2	-1	-35	7
Changes in the composition of the group and other changes	-4	-4					-4	-4
Closing balance	1,129	1,323	89	96	38	57	1,255	1,476

Gross carrying amount as at 31 December	1,519	1,503	152	135	65	69	1,737	1,707
Accumulated depreciation as at 31 December	-399	-213	-64	-40	-28	-12	-492	-265
Accumulated impairments as at 31 December	-36						-36
Accumulated remeasurement as at 31 December	44	33	1	1			45	34
Accumulated exchange rate diffrences as at 31 December
Net carrying value as at 31 December	1,129	1,323	89	96	38	57	1,255	1,476

Right-of-use assets relate to leased land and buildings, cars, data-processing equipment and other leases.

The reported impairment losses of EUR 35 million result from change in use of right-of-use property and the anticipation of a change in the post-pandemic way of working.